COMMITMENTS AND CONTINGENCIES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2009
Operating Leases, Future Minimum Payments Due [Abstract]
Futrue minimum lease payments 2012	$ 51
Future minimum lease payments 2013	43
Future minimum lease payments 2014	28
Future minimum lease payments 2015	19
Future minimum lease payments 2016	12
Future minimum lease payments thereafter	12
Operating Leases, Future Minimum Payments Receivable [Abstract]
Futre minimum sublease income 2012	7
Future minimum sublease income 2013	6
Future minimum sublease income 2014	5
Future minimum sublease income 2015	3
Future minimum sublease income thereafter	1
Total rent expense	$ 82	$ 89	$ 95